Results of operation - Research and development expenses (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Disclosure of research and development expenses [Line items]
Capitalized costs	€ (1,100)	€ (2,300)	€ (3,300)	€ (5,000)
Total research and development expenses	7,472	6,605	14,671	12,762
Research and Development Expenses [Member]
Disclosure of research and development expenses [Line items]
Staff costs	3,243	3,386	7,213	7,381
Consulting and contractors' fees	1,077	890	2,036	1,694
Q&A regulatory	140	109	243	145
IP costs	32	112	32	241
Depreciation and amortization expense	348	318	679	631
Travel	285	292	530	572
Manufacturing and outsourced development	750	1,942	2,513	3,127
Clinical studies	2,200	1,190	3,705	2,567
Other expenses	425	292	588	723
IT	104	361	426	682
Capitalized costs	(1,132)	(2,287)	(3,294)	(5,001)
Total research and development expenses	€ 7,472	€ 6,605	€ 14,671	€ 12,762